CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Revenues [Abstract]
Revenues
Depreciation and amortization		562,813
General and administrative expenses	915	582,867
Research and development expenses		266,586
Loss from operations	(915)	(1,412,266)
Other (Expense)
Loss on impairment of investment		(173,500)
Interest expense - stockholders		(2,098)
Interest expense - other		(3,559)
Loss before provision (benefit) for taxes	(915)	(1,591,423)
Provision (benefit) for taxes
Net loss	$ (915)	$ (1,591,423)
BASIC AND DILUTED PER SHARE DATA:
Net Loss per common share, basic and diluted	$ 0	$ (0.08)
Weighted average common shares outstanding, basic and diluted	500,000	19,044,803